Taxes (Details) - Schedule of deferred income tax assets and liabilities - USD ($)	6 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Schedule Of Deferred Income Tax Assets And Liabilities Abstract
Net accumulated loss-carry forward	$ 1,507,355	$ 4,402,633
Less: valuation allowance	(853,093)	(606,141)
Net deferred tax assets	654,262	3,796,492
Intangible assets arising from acquisition	(1,774,698)	(2,079,986)
Total deferred tax liabilities	$ (1,774,698)	$ (2,079,986)